Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	¥ 17,832,000		¥ 12,409,000		$ 2,512
Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	17,832,000		12,409,000		2,512
Provisions (reversal) charged against the allowance for credit losses	5,423,000	$ 764	(2,311,000)	¥ 5,446,000
Write-offs charged against the allowance for credit losses	0		0	0
Allowance for credit losses on other current and non-current assets	85,965,000		133,644,000		$ 12,108
Provisions (reversal) charged against credit losses on other current and non-current assets	(31,150,000)	(4,387)	57,115,000	19,529,000
Write-offs charged against the allowance	¥ 16,529,000	$ 2,382	¥ 16,688,000	¥ 0